Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO[1]	COMPENSATION ACTUALLY PAID TO PEO[2,3]	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS[4]	AVERAGE COMPENSATION ACTUALLY PAID TO NON- PEO NAMED EXECUTIVE OFFICERS[3,4,5]	TOTAL SHAREHOLDER RETURN[6]	PEER GROUP TOTAL SHAREHOLDER RETURN[7]	NET INCOME (IN THOUSANDS)
2022	$7,789,898	$4,334,915	$3,964,362	$2,740,466	$84	$111	$(481,534)
2021	$7,322,642	$2,807,467	$3,323,439	$1,870,969	$114	$125	$(434,654)
2020	$6,185,704	$12,656,157	$2,839,276	$4,418,181	$139	$126	$(294,090)

1.	Reflects compensation (as reported in the Summary Compensation Table (“SCT”)) for our Chairman and Chief Executive Officer, Mr. Lewis, who served as our PEO in 2020, 2021, and 2022.

2.	Calculated in accordance with Item 402(v)(2) of Regulation S-K. The following adjustments were made to Mr. Lewis’ total compensation as reported in the SCT for each year to determine “compensation actually paid”.
YEAR	SUMMARY COMPENSATION TABLE TOTAL	DEDUCTIONS FOR REPORTED GRANT DATE FAIR VALUE OF STOCK AWARDSA	DEDUCTIONS FOR REPORTED GRANT DATE FAIR VALUE OF OPTION AWARDSA	ADDITIONS FOR PAY VERSUS PERFORMANCE EQUITY ADJUSTMENTSB	COMPENSATION ACTUALLY PAID
2022	$7,789,898	$(1,624,982)	$(4,872,967)	$3,042,966	$4,334,915
2021	$7,322,642	$(1,499,969)	$(4,499,673)	$1,484,467	$2,807,467
2020	$6,185,704	$(1,249,986)	$(3,749,998)	$11,470,437	$12,656,157

A.	Reflects the amounts reported in the Stock Awards and Option Awards columns of the SCT in the relevant years.

B.	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

YEAR	YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN THE COVERED YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE COVERED YEAR	TOTAL PAY VERSUS PERFORMANCE EQUITY ADJUSTMENTS
2022	$6,205,073	$(2,171,008)	$(991,099)	$3,042,966
2021	$5,178,718	$(2,774,420)	$(919,831)	$1,484,467
2020	$7,254,113	$3,693,320	$(523,003)	$11,470,437

3.	Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSUs are valued based on the closing stock price on the relevant measurement date. PSUs are valued with an assumed payout factor of 0%, consistent with the assumption for ASC 718 purposes. Stock options are valued using a Black-Scholes model as at the relevant measurement dates.

4.	Reflects compensation for the following non-PEO NEOs: 2022: Ms. Bonstein, Mr. Adsett, Dr. Flammer, and Mr. Wise

2021: Ms. Bonstein, Mr. Adsett, Dr. Flammer, Ms. Schaeffer, and Ms. Pellizzari
2020: Ms. Bonstein, Mr. Adsett, Dr. Flammer, Ms. Pellizzari, and Mr. Goll

5.	Average “compensation actually paid” for the non-PEO NEOs has been calculated in accordance with Item 402(v)(2) of Regulation S-K. The following adjustments were made to average SCT total compensation for each year to determine average “compensation actually paid.”
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL	DEDUCTIONS FOR AVERAGE REPORTED GRANT DATE FAIR VALUE OF STOCK AWARDSA	DEDUCTIONS FOR AVERAGE REPORTED GRANT DATE FAIR VALUE OF OPTION AWARDSA	ADDITIONS FOR AVERAGE PAY VERSUS PERFORMANCE EQUITY ADJUSTMENTSB	AVERAGE COMPENSATION ACTUALLY PAID
2022	$3,964,362	$(765,603)	$(2,425,635)	$1,967,342	$2,740,466
2021	$3,323,439	$(662,479)	$(1,987,359)	$1,197,368	$1,870,969
2020	$2,839,276	$(324,990)	$(1,779,836)	$3,683,731	$4,418,181

A.	Reflects the average amounts reported in the Stock Awards and Option Awards columns of the SCT in the relevant years.

B.	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

YEAR	AVERAGE YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN THE COVERED YEAR	AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE COVERED YEAR	TOTAL PAY VERSUS PERFORMANCE EQUITY ADJUSTMENTS
2022	$3,073,419	$(725,458)	$(380,619)	$1,967,342
2021	$2,293,306	$(852,103)	$(243,835)	$1,197,368
2020	$2,962,880	$630,498	$90,353	$3,683,731

6.	Total shareholder return is the only financial performance measure that is currently, and was through the years presented in the table, used by the Company to link “compensation actually paid” to our NEOs to Company performance.

7.	The Nasdaq Biotechnology Index is the selected Peer Group for TSR comparisons.

Company Selected Measure Name	Total shareholder return
Named Executive Officers, Footnote [Text Block]
4.	Reflects compensation for the following non-PEO NEOs: 2022: Ms. Bonstein, Mr. Adsett, Dr. Flammer, and Mr. Wise

2021: Ms. Bonstein, Mr. Adsett, Dr. Flammer, Ms. Schaeffer, and Ms. Pellizzari
2020: Ms. Bonstein, Mr. Adsett, Dr. Flammer, Ms. Pellizzari, and Mr. Goll

Peer Group Issuers, Footnote [Text Block]
7.	The Nasdaq Biotechnology Index is the selected Peer Group for TSR comparisons.

PEO Total Compensation Amount	$ 7,789,898	$ 7,322,642	$ 6,185,704
PEO Actually Paid Compensation Amount	$ 4,334,915	2,807,467	12,656,157
Adjustment To PEO Compensation, Footnote [Text Block]
2.	Calculated in accordance with Item 402(v)(2) of Regulation S-K. The following adjustments were made to Mr. Lewis’ total compensation as reported in the SCT for each year to determine “compensation actually paid”.
YEAR	SUMMARY COMPENSATION TABLE TOTAL	DEDUCTIONS FOR REPORTED GRANT DATE FAIR VALUE OF STOCK AWARDSA	DEDUCTIONS FOR REPORTED GRANT DATE FAIR VALUE OF OPTION AWARDSA	ADDITIONS FOR PAY VERSUS PERFORMANCE EQUITY ADJUSTMENTSB	COMPENSATION ACTUALLY PAID
2022	$7,789,898	$(1,624,982)	$(4,872,967)	$3,042,966	$4,334,915
2021	$7,322,642	$(1,499,969)	$(4,499,673)	$1,484,467	$2,807,467
2020	$6,185,704	$(1,249,986)	$(3,749,998)	$11,470,437	$12,656,157

A.	Reflects the amounts reported in the Stock Awards and Option Awards columns of the SCT in the relevant years.

B.	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

YEAR	YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN THE COVERED YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE COVERED YEAR	TOTAL PAY VERSUS PERFORMANCE EQUITY ADJUSTMENTS
2022	$6,205,073	$(2,171,008)	$(991,099)	$3,042,966
2021	$5,178,718	$(2,774,420)	$(919,831)	$1,484,467
2020	$7,254,113	$3,693,320	$(523,003)	$11,470,437

Non-PEO NEO Average Total Compensation Amount	$ 3,964,362	3,323,439	2,839,276
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,740,466	1,870,969	4,418,181
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
5.	Average “compensation actually paid” for the non-PEO NEOs has been calculated in accordance with Item 402(v)(2) of Regulation S-K. The following adjustments were made to average SCT total compensation for each year to determine average “compensation actually paid.”
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL	DEDUCTIONS FOR AVERAGE REPORTED GRANT DATE FAIR VALUE OF STOCK AWARDSA	DEDUCTIONS FOR AVERAGE REPORTED GRANT DATE FAIR VALUE OF OPTION AWARDSA	ADDITIONS FOR AVERAGE PAY VERSUS PERFORMANCE EQUITY ADJUSTMENTSB	AVERAGE COMPENSATION ACTUALLY PAID
2022	$3,964,362	$(765,603)	$(2,425,635)	$1,967,342	$2,740,466
2021	$3,323,439	$(662,479)	$(1,987,359)	$1,197,368	$1,870,969
2020	$2,839,276	$(324,990)	$(1,779,836)	$3,683,731	$4,418,181

A.	Reflects the average amounts reported in the Stock Awards and Option Awards columns of the SCT in the relevant years.

B.	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

YEAR	AVERAGE YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN THE COVERED YEAR	AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE COVERED YEAR	TOTAL PAY VERSUS PERFORMANCE EQUITY ADJUSTMENTS
2022	$3,073,419	$(725,458)	$(380,619)	$1,967,342
2021	$2,293,306	$(852,103)	$(243,835)	$1,197,368
2020	$2,962,880	$630,498	$90,353	$3,683,731

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph visually describes the relationship between “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs, to the cumulative total shareholder return of Insmed. In addition, it compares the cumulative total shareholder return of Insmed to our selected peer group, the Nasdaq Biotechnology Index.

Compensation Actually Paid vs. Net Income [Text Block]

The following graph visually describes the relationship between “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs, to net income (loss). Insmed does not consider net income (loss) as a relevant measure for determining our executive compensation given the lifecycle stage of our company. The movement in “compensation actually paid” across the three-year time horizon does not move meaningfully or deliberately in relation to the reported net income (loss).

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graph visually describes the relationship between “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs, to the cumulative total shareholder return of Insmed. In addition, it compares the cumulative total shareholder return of Insmed to our selected peer group, the Nasdaq Biotechnology Index.

Total Shareholder Return Vs Peer Group [Text Block]

The following graph visually describes the relationship between “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs, to the cumulative total shareholder return of Insmed. In addition, it compares the cumulative total shareholder return of Insmed to our selected peer group, the Nasdaq Biotechnology Index.

Tabular List [Table Text Block]

Tabular List of Company Performance Measures

As further described in our CD&A, we believe that the compensation opportunities for our NEOs should be predominantly variable with a significant portion in the form of short-term and long-term incentives. Given the current life-cycle stage of Insmed, financial measures do not feature meaningfully in our incentive plan design, which instead focuses on pipeline progress across our four pillars and stock price performance. For the fiscal year ending December 31, 2022, the only financial performance measure used to link “compensation actually paid” to our NEOs to company performance was total shareholder return. Total shareholder return will be used on a relative basis to assess performance in respect of the 2022 PSU awards, which currently remain unvested and outstanding, at the conclusion of the performance period. As a result of total shareholder return already being included in the pay versus performance table, no company-selected measure is reported.

TABULAR LIST OF MOST IMPORTANT

MEASURES

(1) Total Shareholder Return

Total Shareholder Return Amount	$ 84	114	139
Peer Group Total Shareholder Return Amount	111	125	126
Net Income (Loss)	$ (481,534,000)	$ (434,654,000)	$ (294,090,000)
PEO Name	Mr. Lewis	Mr. Lewis	Mr. Lewis
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Reported Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,624,982)	$ (1,499,969)	$ (1,249,986)
PEO [Member] | Reported Grant Date Fair Value of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,872,967)	(4,499,673)	(3,749,998)
PEO [Member] | Pay Versus Performance Equity Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,042,966	1,484,467	11,470,437
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,205,073	5,178,718	7,254,113
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,171,008)	(2,774,420)	3,693,320
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(991,099)	(919,831)	(523,003)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,967,342	1,197,368	3,683,731
Non-PEO NEO [Member] | Reported Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(765,603)	(662,479)	(324,990)
Non-PEO NEO [Member] | Reported Grant Date Fair Value of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,425,635)	(1,987,359)	(1,779,836)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,073,419	2,293,306	2,962,880
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(725,458)	(852,103)	630,498
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (380,619)	$ (243,835)	$ 90,353